INVESTMENTS	12 Months Ended
Dec. 31, 2020
INVESTMENTS
INVESTMENTS

14.INVESTMENTS

14.1.Investments breakdown

	December 31,	December 31,
	2020	2019
Investments in associates and joint ventures	96,373	140,936
Goodwill	236,360	161,462
Other investments evaluated at fair value through other comprehensive income	26,338	20,048
	359,071	322,446

Investments are shown net of estimated losses.

14.2.Investments in associates and joint ventures

	Information of joint ventures as of			Company Participation
	December 31,
	2020			In equity		In the income of the year
		Income	Participation
		of the	equity	December 31,	December 31,	December 31,	December 31,
	Equity	year	(%)	2020	2019	2020	2019
Associate
Ensyn Corporation	21,629	(30,153)	25.30%	5,472	21,437	(7,629)	12,860
Spinnova Oy	65,643	(25,183)	23.44%	15,387	86,969	(5,903)	(1,332)
				20,859	108,406	(13,532)	11,528

Joint ventures
Ibema Companhia Brasileira de Papel	140,893	99,547	49.90%	70,305	28,489	49,674	20,307
F&E Technologies LLC	10,419		50.00%	5,209	4,041		158
				75,514	32,530	49,674	20,465
				96,373	140,936	36,142	31,993